Expense Example {- Fidelity SAI International Value Index Fund} - 10.31 Fidelity SAI International Value Index Fund PRO-06 - Fidelity SAI International Value Index Fund - Fidelity SAI International Value Index Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230